ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

March 31, 2026 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUNDS – 63.2%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 3.55%(a)(b)	2,094,048	$2,094,048
Fidelity Institutional Money Market Government Portfolio - Class III, 3.28%(a)	49,794,202	49,794,202
Total Money Market Funds (Cost $51,888,250)		51,888,250

Total Investments Before Securities Sold, Not Yet Purchased (Cost $51,888,250)		51,888,250

Securities Sold, Not Yet Purchased – (74.6)%(c)

COMMON STOCKS – (74.6)%

Apparel – (2.1)%
PVH Corp.	(25,000)	(1,744,000)

Banks – (8.7)%
Bank OZK	(85,000)	(3,900,650)
Banner Corp.	(23,632)	(1,433,989)
Preferred Bank/Los Angeles CA	(20,000)	(1,813,800)
Total Banks		(7,148,439)

Commercial Services – (7.0)%
Covista, Inc.(d)	(22,000)	(2,535,500)
Grand Canyon Education, Inc.(d)	(10,000)	(1,700,300)
Paymentus Holdings, Inc., Class A(d)	(60,000)	(1,524,000)
Total Commercial Services		(5,759,800)

Computers – (4.1)%
ASGN, Inc.(d)	(40,000)	(1,548,400)
Logitech International SA (Switzerland)	(20,000)	(1,822,400)
Total Computers		(3,370,800)

Diversified Financial Services – (7.2)%
Ally Financial, Inc.	(50,000)	(1,961,500)
OneMain Holdings, Inc.	(40,000)	(2,139,600)
Synchrony Financial	(26,000)	(1,768,520)
Total Diversified Financial Services		(5,869,620)

Entertainment – (2.4)%
United Parks & Resorts, Inc.(d)	(60,000)	(1,959,600)

Healthcare - Services – (1.3)%
Cigna Group (The)	(4,000)	(1,067,000)

Insurance – (4.8)%
American International Group, Inc.	(35,000)	(2,633,750)
Skyward Specialty Insurance Group, Inc.(d)	(30,000)	(1,310,400)
Total Insurance		(3,944,150)

Internet – (7.0)%
CDW Corp.	(10,000)	(1,210,200)
Cogent Communications Holdings, Inc.	(90,000)	(1,695,600)
Maplebear, Inc.(d)	(62,200)	(2,330,012)
VeriSign, Inc.	(2,000)	(496,720)
Total Internet		(5,732,532)

Lodging – (1.9)%
Choice Hotels International, Inc.	(15,000)	(1,552,500)

Media – (5.8)%
Cable One, Inc.(d)	(17,000)	(1,550,570)
News Corp., Class B	(65,000)	(1,853,150)
Investments	Shares	Value
COMMON STOCKS (continued)

Media (continued)
Pearson PLC (United Kingdom)(e)	(100,000)	$(1,313,000)
Total Media		(4,716,720)

REITS – (4.1)%
American Homes 4 Rent, Class A	(85,000)	(2,373,200)
Invitation Homes, Inc.	(40,000)	(994,000)
Total REITS		(3,367,200)

Retail – (8.1)%
Bath & Body Works, Inc.	(31,723)	(592,268)
Carvana Co.(d)	(9,786)	(3,076,523)
Dutch Bros, Inc., Class A(d)	(30,000)	(1,519,800)
Penske Automotive Group, Inc.	(10,000)	(1,495,200)
Total Retail		(6,683,791)

Software – (8.8)%
ACI Worldwide, Inc.(d)	(50,000)	(2,050,500)
Concentrix Corp.	(30,000)	(820,800)
Descartes Systems Group, Inc. (The) (Canada)(d)	(10,000)	(715,600)
Manhattan Associates, Inc.(d)	(10,000)	(1,331,200)
Palantir Technologies, Inc., Class A(d)	(8,000)	(1,170,240)
Procore Technologies, Inc.(d)	(20,000)	(1,140,000)
Total Software		(7,228,340)

Telecommunications – (1.3)%
Extreme Networks, Inc.(d)	(70,000)	(1,055,600)

Total Common Stocks (Cost $(61,165,094))		(61,200,092)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(61,165,094)]		$(61,200,092)

Total Investments – (11.4)% (Cost $(9,276,844))		(9,311,842)
Other Assets in Excess of Liabilities – 111.4%		91,405,959
Net Assets – 100.0%		$82,094,117

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of March 31, 2026.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of March 31, 2026 cash in the amount of $60,708,061 has been segregated as collateral from the broker for securities sold short.
(d)	Non-income producing security.
(e)	American Depositary Receipt.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2026 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$51,888,250	$–	$–	$51,888,250

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(61,200,092)	$–	$–	$(61,200,092)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	(2.1)%
Banks	(8.7)
Commercial Services	(7.0)
Computers	(4.1)
Diversified Financial Services	(7.2)
Entertainment	(2.4)
Healthcare - Services	(1.3)
Insurance	(4.8)
Internet	(7.0)
Lodging	(1.9)
Media	(5.8)
REITS	(4.1)
Retail	(8.1)
Software	(8.8)
Telecommunications	(1.3)
Money Market Funds	63.2
Total Investments	(11.4)
Other Assets in Excess of Liabilities	111.4
Net Assets	100.0%